UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

111 South Wacker Drive, Suite 4600 Chicago, Illinois		60606-4319
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. 111 South Wacker Drive, Suite 4600 Chicago, Illinois 60606		Ndenisarya M. Bregasi K&L Gates LLP 1601 K Street NW Washington, DC 20006
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 646-3600

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments.

Oakmark Fund	December 31, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value

COMMON STOCKS— 94.3%
FINANCIALS — 27.8%
BANKS — 10.9%
Citigroup, Inc.	9,630	$572,311
Diversified Banks
Bank of America Corp.	21,300	470,730
Diversified Banks
JPMorgan Chase & Co.	5,115	441,373
Diversified Banks
Wells Fargo & Co.	5,110	281,612
Diversified Banks
		1,766,026
DIVERSIFIED FINANCIALS — 10.0%
Capital One Financial Corp.	4,463	389,335
Consumer Finance
State Street Corp.	4,700	365,284
Asset Management & Custody Banks
Bank of New York Mellon Corp.	6,320	299,424
Asset Management & Custody Banks
Ally Financial, Inc.	15,674	298,119
Consumer Finance
The Goldman Sachs Group, Inc.	1,105	264,592
Investment Banking & Brokerage
		1,616,754
INSURANCE — 6.9%
American International Group, Inc.	6,980	455,864
Multi-line Insurance
Aflac, Inc.	4,910	341,736
Life & Health Insurance
Aon PLC	2,790	311,169
Insurance Brokers
		1,108,769
		4,491,549
INFORMATION TECHNOLOGY — 24.7%
SOFTWARE & SERVICES — 13.8%
Alphabet, Inc., Class C (a)	651	502,652
Internet Software & Services
Visa, Inc., Class A	5,085	396,732
Data Processing & Outsourced Services
MasterCard, Inc., Class A	3,770	389,252
Data Processing & Outsourced Services
Automatic Data Processing, Inc.	3,420	351,508
Data Processing & Outsourced Services
Oracle Corp.	8,765	337,014
Systems Software
Microsoft Corp.	3,890	241,725
Systems Software
		2,218,883
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.5%
Texas Instruments, Inc.	5,120	373,606
Semiconductors
Intel Corp.	10,155	368,322
Semiconductors
QUALCOMM, Inc.	4,745	309,374
Semiconductors
		1,051,302
TECHNOLOGY HARDWARE & EQUIPMENT — 4.4%
Apple, Inc.	3,187	369,118
Technology Hardware, Storage & Peripherals
TE Connectivity, Ltd.	4,936	341,942
Electronic Manufacturing Services
		711,060
		3,981,245
CONSUMER DISCRETIONARY — 11.8%
AUTOMOBILES & COMPONENTS — 4.2%
General Motors Co.	7,650	266,526
Automobile Manufacturers
Fiat Chrysler Automobiles N.V.	23,160	211,220
Automobile Manufacturers
Harley-Davidson, Inc.	3,502	204,307
Motorcycle Manufacturers
		682,053
MEDIA — 2.4%
Comcast Corp., Class A	2,944	203,297
Cable & Satellite
News Corp., Class A	16,691	191,275
Publishing
		394,572
CONSUMER DURABLES & APPAREL — 2.0%
Whirlpool Corp.	1,730	314,462
Household Appliances
RETAILING — 1.9%
Liberty Interactive Corp. QVC Group, Class A (a)	12,491	249,568
Internet Retail
AutoNation, Inc. (a)	1,154	56,119
Automotive Retail
		305,687
CONSUMER SERVICES — 1.3%
MGM Resorts International (a)	7,000	201,810
Casinos & Gaming
		1,898,584
INDUSTRIALS — 11.2%
CAPITAL GOODS — 8.9%
General Electric Co.	14,250	450,300
Industrial Conglomerates
Parker-Hannifin Corp.	2,439	341,497
Industrial Machinery
Caterpillar, Inc.	3,500	324,590
Construction Machinery & Heavy Trucks
Cummins, Inc.	2,320	317,074
Construction Machinery & Heavy Trucks
		1,433,461

	Shares	Value

Common Stocks — 94.3% (cont.)
Industrials — 11.2% (cont.)
TRANSPORTATION — 2.3%
FedEx Corp.	1,980	$368,676
Air Freight & Logistics
		1,802,137
ENERGY — 6.9%
Apache Corp.	6,940	440,475
Oil & Gas Exploration & Production
Anadarko Petroleum Corp.	5,100	355,623
Oil & Gas Exploration & Production
National Oilwell Varco, Inc.	4,429	165,818
Oil & Gas Equipment & Services
Halliburton Co.	2,881	155,833
Oil & Gas Equipment & Services
		1,117,749
HEALTH CARE — 6.0%
HEALTH CARE EQUIPMENT & SERVICES — 5.2%
UnitedHealth Group, Inc.	2,195	351,288
Managed Health Care
Baxter International, Inc.	4,600	203,964
Health Care Equipment
HCA Holdings, Inc. (a)	2,200	162,844
Health Care Facilities
Medtronic PLC	1,640	116,817
Health Care Equipment
		834,913
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.8%
Sanofi (b)	3,170	128,195
Pharmaceuticals
		963,108
CONSUMER STAPLES — 5.9%
FOOD, BEVERAGE & TOBACCO — 4.0%
Nestle SA (b)	4,565	327,493
Packaged Foods & Meats
Diageo PLC (b)	3,100	322,214
Distillers & Vintners
		649,707
HOUSEHOLD & PERSONAL PRODUCTS — 1.9%
Unilever PLC (b)	7,563	307,814
Personal Products
		957,521
TOTAL COMMON STOCKS — 94.3% (Cost $9,724,331)		15,211,893

	Par Value	Value

SHORT TERM INVESTMENTS— 5.6%

U.S. GOVERNMENT BILLS — 3.7%
United States Treasury Bills, 0.41% - 0.48%, due 01/12/17 - 01/26/17 (c) (Cost $599,869)	600,000	599,869

REPURCHASE AGREEMENT — 1.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.10% dated 12/30/16 due 01/03/17, repurchase price $304,306, collateralized by a United States Treasury Bond, 3.125%, due 02/15/43, value plus accrued interest of $310,391 (Cost: $304,302)	304,302	304,302
TOTAL SHORT TERM INVESTMENTS — 5.6% (Cost $904,171)		904,171
TOTAL INVESTMENTS — 99.9% (Cost $10,628,502)		16,116,064
Foreign Currencies (Cost $0) — 0.0% (d)		0	(e)
Other Assets In Excess of Liabilities — 0.1%		10,251
TOTAL NET ASSETS — 100.0%		$16,126,315

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(d)	Amount rounds to less than 0.1%.
(e)	Amount rounds to less than 1,000.

Oakmark Select Fund	December 31, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value

COMMON STOCKS— 93.4%
FINANCIALS — 31.5%
BANKS — 15.5%
Citigroup, Inc.	5,312	$315,692
Diversified Banks
Bank of America Corp.	13,301	293,943
Diversified Banks
JPMorgan Chase & Co.	2,868	247,480
Diversified Banks
		857,115
INSURANCE — 8.7%
American International Group, Inc.	3,995	260,926
Multi-line Insurance
FNF Group	6,446	218,913
Property & Casualty Insurance
		479,839
DIVERSIFIED FINANCIALS — 7.3%
Capital One Financial Corp.	2,485	216,783
Consumer Finance
Ally Financial, Inc.	10,000	190,200
Consumer Finance
		406,983
		1,743,937
INFORMATION TECHNOLOGY — 24.6%
SOFTWARE & SERVICES — 16.0%
Alphabet, Inc., Class C (a)	557	429,633
Internet Software & Services
MasterCard, Inc., Class A	2,359	243,567
Data Processing & Outsourced Services
Oracle Corp.	5,567	214,051
Systems Software
		887,251
TECHNOLOGY HARDWARE & EQUIPMENT — 5.8%
TE Connectivity, Ltd.	4,623	320,277
Electronic Manufacturing Services
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Intel Corp.	4,237	153,676
Semiconductors
		1,361,204
CONSUMER DISCRETIONARY — 15.3%
AUTOMOBILES & COMPONENTS — 8.8%
Harley-Davidson, Inc.	4,300	250,862
Motorcycle Manufacturers
Fiat Chrysler Automobiles N.V.	26,134	238,343
Automobile Manufacturers
		489,205
CONSUMER SERVICES — 3.4%
MGM Resorts International (a)	6,500	187,395
Casinos & Gaming
RETAILING — 3.1%
Liberty Interactive Corp. QVC Group, Class A (a)	8,459	169,008
Internet Retail
		845,608
ENERGY — 9.3%
Apache Corp.	4,421	280,601
Oil & Gas Exploration & Production
Chesapeake Energy Corp. (a)	32,840	230,540
Oil & Gas Exploration & Production
		511,141
REAL ESTATE — 6.6%
CBRE Group, Inc., Class A (a)	11,648	366,780
Real Estate Services
INDUSTRIALS — 6.1%
CAPITAL GOODS — 6.1%
General Electric Co.	10,718	338,689
Industrial Conglomerates
TOTAL COMMON STOCKS — 93.4% (Cost $3,322,960)		5,167,359

	Par Value	Value

SHORT TERM INVESTMENTS— 6.3%

REPURCHASE AGREEMENT — 6.3%
Fixed Income Clearing Corp. Repurchase Agreement, 0.10% dated 12/30/16 due 01/03/17, repurchase price $344,702, collateralized by a United States Treasury Bond, 3.375%, due 05/15/44, value plus accrued interest of $351,596 (Cost: $344,698)	$344,698	344,698
TOTAL SHORT TERM INVESTMENTS — 6.3% (Cost $344,698)		344,698
TOTAL INVESTMENTS — 99.7% (Cost $3,667,658)		5,512,057
Other Assets In Excess of Liabilities — 0.3%		19,358
TOTAL NET ASSETS — 100.0%		$5,531,415

(a)	Non-income producing security

Oakmark Equity and Income Fund	December 31, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value

COMMON STOCKS— 60.8%
FINANCIALS — 16.6%
BANKS — 8.4%
Bank of America Corp.	32,674	$722,095
Diversified Banks
Citigroup, Inc.	3,856	229,168
Diversified Banks
Comerica, Inc.	2,460	167,551
Diversified Banks
Wells Fargo & Co.	2,471	136,160
Diversified Banks
U.S. Bancorp	1,877	96,406
Diversified Banks
		1,351,380
DIVERSIFIED FINANCIALS — 4.8%
Bank of New York Mellon Corp.	5,171	245,005
Asset Management & Custody Banks
TD Ameritrade Holding Corp.	5,596	243,980
Investment Banking & Brokerage
Ally Financial, Inc.	8,955	170,318
Consumer Finance
State Street Corp.	1,551	120,559
Asset Management & Custody Banks
		779,862
INSURANCE — 3.4%
Principal Financial Group, Inc.	4,377	253,253
Life & Health Insurance
FNF Group	6,360	215,979
Property & Casualty Insurance
Reinsurance Group of America, Inc.	655	82,460
Reinsurance
		551,692
		2,682,934
CONSUMER DISCRETIONARY — 11.8%
AUTOMOBILES & COMPONENTS — 7.2%
General Motors Co.	20,307	707,510
Automobile Manufacturers
BorgWarner, Inc.	7,250	285,944
Auto Parts & Equipment
Lear Corp.	1,316	174,256
Auto Parts & Equipment
		1,167,710
RETAILING — 3.1%
Foot Locker, Inc.	6,369	451,499
Apparel Retail
HSN, Inc.	1,588	54,451
Internet Retail
		505,950
CONSUMER DURABLES & APPAREL — 1.2%
Kate Spade & Co. (a) (b)	6,869	128,242
Apparel, Accessories & Luxury Goods
Carter’s, Inc.	664	57,389
Apparel, Accessories & Luxury Goods
		185,631
CONSUMER SERVICES — 0.3%
MGM Resorts International (a)	1,424	41,060
Casinos & Gaming
		1,900,351
CONSUMER STAPLES — 8.5%
FOOD, BEVERAGE & TOBACCO — 6.1%
Nestle SA (c)	6,207	445,254
Packaged Foods & Meats
Philip Morris International, Inc.	3,092	282,860
Tobacco
Diageo PLC (c)	2,441	253,764
Distillers & Vintners
		981,878
FOOD & STAPLES RETAILING — 2.4%
CVS Health Corp.	4,911	387,555
Drug Retail
		1,369,433
INFORMATION TECHNOLOGY — 8.3%
SOFTWARE & SERVICES — 5.1%
Oracle Corp.	11,522	443,013
Systems Software
MasterCard, Inc., Class A	3,602	371,938
Data Processing & Outsourced Services
		814,951
TECHNOLOGY HARDWARE & EQUIPMENT — 3.2%
TE Connectivity, Ltd.	7,493	519,108
Electronic Manufacturing Services
		1,334,059
INDUSTRIALS — 7.1%
CAPITAL GOODS — 5.6%
Dover Corp.	5,513	413,059
Industrial Machinery
Flowserve Corp.	3,291	158,139
Industrial Machinery
Oshkosh Corp.	1,884	121,745
Construction Machinery & Heavy Trucks
Rockwell Automation, Inc.	901	121,049
Electrical Components & Equipment
WESCO International, Inc. (a)	682	45,361
Trading Companies & Distributors
The Manitowoc Co., Inc. (a)	6,243	37,332
Construction Machinery & Heavy Trucks
		896,685

	Shares	Value

Common Stocks — 60.8% (cont.)
Industrials — 7.1% (cont.)
TRANSPORTATION — 1.2%
Union Pacific Corp.	1,944	$201,554
Railroads
COMMERCIAL & PROFESSIONAL SERVICES — 0.3%
Herman Miller, Inc.	1,246	42,609
Office Services & Supplies
		1,140,848
HEALTH CARE — 3.6%
HEALTH CARE EQUIPMENT & SERVICES — 3.2%
UnitedHealth Group, Inc.	2,261	361,921
Managed Health Care
HCA Holdings, Inc. (a)	2,186	161,785
Health Care Facilities
		523,706
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.4%
VWR Corp. (a)	2,641	66,094
Life Sciences Tools & Services
		589,800
ENERGY — 2.7%
Baker Hughes, Inc.	3,820	248,158
Oil & Gas Equipment & Services
National Oilwell Varco, Inc.	4,865	182,142
Oil & Gas Equipment & Services
		430,300
REAL ESTATE — 1.5%
The Howard Hughes Corp. (a)	429	48,933
Real Estate Development
Gaming and Leisure Properties, Inc.	1,833	56,114
Specialized REIT’s
Jones Lang LaSalle, Inc.	1,316	132,970
Real Estate Services
		238,017
MATERIALS — 0.7%
Glencore PLC	35,440	121,136
Diversified Metals & Mining
TOTAL COMMON STOCKS — 60.8% (Cost $5,830,727)		9,806,878

	Par Value	Value

FIXED INCOME— 22.1%
CORPORATE BONDS — 13.3%
General Motors Co., 4.875%, due 10/02/23	$41,400	$43,398
Omega Healthcare Investors, Inc., 5.875%, due 03/15/24	39,292	40,534
Capital One NA/Mclean VA, 1.85%, due 09/13/19	39,255	38,809
Zimmer Biomet Holdings, Inc., 1.45%, due 04/01/17	37,671	37,680
The William Carter Co., 5.25%, due 08/15/21	35,137	36,411
Ultra Petroleum Corp., 144A, 5.75%, due 12/15/18 (d) (e)	37,809	35,162
Kraft Heinz Foods Co., 2.00%, due 07/02/18	34,173	34,181
Bank of America Corp., 1.95%, due 05/12/18	31,675	31,719
Credit Suisse Group AG, 144A, 7.50% (d) (f) (g)	30,000	31,387
Omnicom Group, Inc., 3.625%, due 05/01/22	30,425	31,247
1011778 BC ULC / New Red Finance, Inc., 144A, 6.00%, due 04/01/22 (d)	29,500	30,827
General Motors Co., 3.50%, due 10/02/18	29,525	30,113
JPMorgan Chase & Co., 2.972%, due 01/15/23	29,765	29,665
Toyota Motor Credit Corp., 1.45%, due 01/12/18	29,495	29,504
Expedia, Inc., 5.00%, due 02/15/26	28,360	29,236
Citigroup, Inc., 1.70%, due 04/27/18	29,020	28,956
CBRE Services, Inc., 5.00%, due 03/15/23	25,239	26,036
E*TRADE Financial Corp., 5.375%, due 11/15/22	24,308	25,723
CBRE Services, Inc., 5.25%, due 03/15/25	24,930	25,707
Glencore Canada Corp., 5.50%, due 06/15/17	25,290	25,696
Boston Scientific Corp., 5.125%, due 01/12/17	24,913	24,932
Credit Suisse Group Funding Guernsey, Ltd., 3.125%, due 12/10/20	25,000	24,922
Penn National Gaming, Inc., 5.875%, due 11/01/21	23,704	24,711
Credit Suisse New York, 1.75%, due 01/29/18	24,700	24,651
Weyerhaeuser Co. REIT, 6.95%, due 08/01/17	22,722	23,363
Anthem, Inc., 5.875%, due 06/15/17	22,388	22,841
Anthem, Inc., 2.375%, due 02/15/17	22,690	22,715
Universal Health Services, Inc., 144A, 4.75%, due 08/01/22 (d)	22,300	22,579
Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23 (d)	20,525	22,457
McKesson Corp., 1.40%, due 03/15/18	22,100	22,010
The Howard Hughes Corp., 144A, 6.875%, due 10/01/21 (d)	20,765	21,882
Pentair Finance SA, 2.90%, due 09/15/18	21,630	21,880
Tyco Electronics Group SA, 6.55%, due 10/01/17	21,061	21,846

	Par Value	Value

Fixed Income — 22.1% (cont.)

Corporate Bonds — 13.3% (cont.)
JPMorgan Chase & Co., 1.70%, due 03/01/18	$21,596	$21,594
International Game Technology PLC, 144A, 6.50%, due 02/15/25 (d)	19,600	21,021
Electronic Arts, Inc., 4.80%, due 03/01/26	19,655	20,812
JPMorgan Chase & Co., 2.112%, due 10/24/23 (f)	19,910	20,308
Centene Corp., 4.75%, due 05/15/22	20,084	20,285
JPMorgan Chase Bank NA, 1.359%, due 06/14/17 (f)	19,750	19,771
Lam Research Corp., 2.75%, due 03/15/20	19,660	19,701
CBRE Services, Inc., 4.875%, due 03/01/26	19,665	19,594
Scientific Games International, Inc., 10.00%, due 12/01/22	19,665	19,567
CVS Health Corp., 4.00%, due 12/05/23	18,198	19,174
Ultra Petroleum Corp., 144A, 6.125%, due 10/01/24 (d) (e)	19,665	18,485
AT&T, Inc., 5.00%, due 03/01/21	16,710	17,972
Lear Corp., 4.75%, due 01/15/23	17,411	17,759
S&P Global, Inc., 4.00%, due 06/15/25	17,150	17,620
Dollar General Corp., 4.125%, due 07/15/17	17,095	17,343
Ventas Realty LP / Ventas Capital Corp. REIT, 2.00%, due 02/15/18	15,876	15,909
Aon Corp., 5.00%, due 09/30/20	14,745	15,884
International Game Technology PLC, 144A, 6.25%, due 02/15/22 (d)	14,800	15,873
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144A, 5.45%, due 06/15/23 (d)	14,725	15,619
Zayo Group LLC / Zayo Capital, Inc., 6.00%, due 04/01/23	14,745	15,335
Electronic Arts, Inc., 3.70%, due 03/01/21	14,740	15,239
American International Group, Inc., 3.30%, due 03/01/21	14,665	15,021
Live Nation Entertainment, Inc., 144A, 4.875%, due 11/01/24 (d)	14,935	14,972
Kinetic Concepts, Inc., 12.50%, due 11/01/19	14,360	14,970
Abbott Laboratories, 2.35%, due 11/22/19	14,935	14,953
Abbott Laboratories, 2.90%, due 11/30/21	14,935	14,892
Schlumberger Holdings Corp., 144A, 2.35%, due 12/21/18 (d)	14,740	14,862
Credit Suisse Group Funding Guernsey, Ltd., 3.80%, due 06/09/23	14,750	14,734
Citigroup, Inc., 3.40%, due 05/01/26	15,000	14,575
The Priceline Group, Inc., 3.60%, due 06/01/26	14,730	14,568
Omega Healthcare Investors, Inc., 4.375%, due 08/01/23	14,625	14,482
Mead Johnson Nutrition Co., 4.125%, due 11/15/25	13,955	14,267
The Goldman Sachs Group, Inc., 2.35%, due 11/15/21	14,616	14,200
Citigroup, Inc., 4.05%, due 07/30/22	13,338	13,805
WESCO Distribution, Inc., 144A, 5.375%, due 06/15/24 (d)	13,675	13,709
GLP Capital, LP / GLP Financing II, Inc., 5.375%, due 11/01/23	12,000	12,840
Universal Health Services, Inc., 144A, 5.00%, due 06/01/26 (d)	12,805	12,485
BorgWarner, Inc., 4.625%, due 09/15/20	10,810	11,389
Citigroup, Inc., 6.125%, due 11/21/17	10,180	10,573
Moody’s Corp., 4.50%, due 09/01/22	9,820	10,525
GLP Capital, LP / GLP Financing II, Inc., 4.875%, due 11/01/20	10,000	10,500
MSCI, Inc., 144A, 5.25%, due 11/15/24 (d)	9,905	10,400
International Game Technology PLC, 144A, 5.625%, due 02/15/20 (d)	9,800	10,339
Schlumberger Holdings Corp., 144A, 4.00%, due 12/21/25 (d)	9,830	10,302
Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21 (d)	9,970	10,194
Omega Healthcare Investors, Inc. REIT, 5.25%, due 01/15/26	9,835	10,104
CNO Financial Group, Inc., 4.50%, due 05/30/20	9,830	10,076
Tyco Electronics Group SA, 3.70%, due 02/15/26	9,830	10,035
Wells Fargo Bank NA, 1.80%, due 11/28/18	9,900	9,896
Wells Fargo Bank NA, 2.15%, due 12/06/19	9,900	9,894
Chevron Corp., 1.365%, due 03/02/18	9,835	9,825
National Oilwell Varco, Inc., 1.35%, due 12/01/17	9,844	9,806
Ally Financial, Inc., 5.50%, due 02/15/17	9,365	9,400

	Par Value	Value

Fixed Income — 22.1% (cont.)

Corporate Bonds — 13.3% (cont.)
Sirius XM Radio, Inc., 144A, 5.25%, due 08/15/22 (d)	$8,895	$9,251
S&P Global, Inc., 144A, 2.95%, due 01/22/27 (d)	9,810	9,172
Wells Fargo & Co., 2.117%, due 10/31/23 (f)	8,603	8,709
The Bear Stearns Cos. LLC, 4.65%, due 07/02/18	8,205	8,533
E*TRADE Financial Corp., 4.625%, due 09/15/23	7,865	8,022
Actavis Funding SCS, 1.30%, due 06/15/17	7,727	7,723
Lear Corp., 5.375%, due 03/15/24	7,372	7,713
HCA, Inc., 5.00%, due 03/15/24	7,465	7,680
CVS Health Corp., 5.00%, due 12/01/24	6,880	7,532
CVS Health Corp., 4.75%, due 12/01/22	6,880	7,471
Scientific Games International, Inc., 144A, 7.00%, due 01/01/22 (d)	6,885	7,384
Concho Resources, Inc., 5.50%, due 10/01/22	6,980	7,233
Universal Health Services, Inc., 144A, 3.75%, due 08/01/19 (d)	6,970	7,005
Mead Johnson Nutrition Co., 3.00%, due 11/15/20	6,885	6,971
The Goldman Sachs Group, Inc., 2.30%, due 12/13/19	6,970	6,962
Stanley Black & Decker, Inc., 2.451%, due 11/17/18	6,875	6,934
Level 3 Financing, Inc., 5.125%, due 05/01/23	6,895	6,921
Bank of America Corp., 2.151%, due 11/09/20	6,970	6,879
Principal Life Global Funding II, 144A, 2.375%, due 11/21/21 (d)	6,970	6,874
Credit Suisse Group AG, 144A, 6.25% (d) (f) (g)	7,000	6,812
Kraft Heinz Foods Co., 144A, 4.875%, due 02/15/25 (d)	6,260	6,753
Wolverine World Wide, Inc., 144A, 5.00%, due 09/01/26 (d)	6,870	6,612
Fidelity National Financial, Inc., 6.60%, due 05/15/17	6,446	6,556
The Manitowoc Co., Inc., 144A, 12.75%, due 08/15/21 (d)	5,935	6,543
Yum! Brands, Inc., 3.875%, due 11/01/23	6,329	6,060
Quintiles IMS, Inc., 144A, 5.00%, due 10/15/26 (d)	6,000	6,015
CNO Financial Group, Inc., 5.25%, due 05/30/25	5,895	5,888
Oceaneering International, Inc., 4.65%, due 11/15/24	5,895	5,815
Manitowoc Foodservice, Inc., 9.50%, due 02/15/24	4,915	5,665
Glencore Finance Canada, Ltd., 144A, 3.60%, due 01/15/17 (d)	5,590	5,593
Quest Diagnostics, Inc., 4.70%, due 04/01/21	5,128	5,504
Ally Financial, Inc., 2.75%, due 01/30/17	5,500	5,501
Avnet, Inc., 4.875%, due 12/01/22	5,290	5,500
EMI Music Publishing Group North America Holdings, Inc., 144A, 7.625%, due 06/15/24 (d)	4,910	5,303
ConocoPhillips Co., 4.20%, due 03/15/21	4,915	5,221
GLP Capital, LP / GLP Financing II, Inc., 4.375%, due 11/01/18	5,000	5,173
Bank of America Corp., 4.45%, due 03/03/26	5,000	5,153
Foot Locker, Inc., 8.50%, due 01/15/22	4,340	5,089
Capital One NA, 2.35%, due 08/17/18	5,000	5,029
The Goldman Sachs Group, Inc., 1.586%, due 05/22/17 (f)	5,000	5,008
Express Scripts Holding Co., 3.30%, due 02/25/21	4,915	5,007
General Motors Financial Co., Inc., 3.10%, due 01/15/19	4,915	4,967
Penske Truck Leasing Co., LP / PTL Finance Corp., 144A, 3.75%, due 05/11/17 (d)	4,920	4,958
Bank of America Corp., 3.875%, due 03/22/17	4,915	4,943
AbbVie, Inc., 1.80%, due 05/14/18	4,937	4,941
Schlumberger Holdings Corp., 144A, 1.90%, due 12/21/17 (d)	4,915	4,933
American Express Credit Corp., 1.875%, due 11/05/18	4,915	4,922
Berkshire Hathaway, Inc., 2.75%, due 03/15/23	4,915	4,897
Lam Research Corp., 2.80%, due 06/15/21	4,910	4,884
Reinsurance Group of America, Inc., 3.95%, due 09/15/26	4,905	4,853
Dana, Inc., 6.00%, due 09/15/23	3,925	4,097
GLP Capital, LP / GLP Financing II, Inc., 5.375%, due 04/15/26	3,925	4,093
HCA, Inc., 3.75%, due 03/15/19	3,965	4,074
Scripps Networks Interactive, Inc., 2.80%, due 06/15/20	3,930	3,939
Zimmer Biomet Holdings, Inc., 3.15%, due 04/01/22	3,810	3,800

	Par Value	Value

Fixed Income — 22.1% (cont.)

Corporate Bonds — 13.3% (cont.)
Omnicom Group, Inc., 6.25%, due 07/15/19	$2,950	$3,256
MSCI, Inc., 144A, 5.75%, due 08/15/25 (d)	2,950	3,134
Dollar Tree, Inc., 5.75%, due 03/01/23	2,950	3,123
MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc., 144A, 5.625%, due 05/01/24 (d)	2,945	3,085
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 144A, 4.42%, due 06/15/21 (d)	2,940	3,042
The Goldman Sachs Group, Inc., 2.64%, due 10/28/27 (f)	2,975	3,033
Avnet, Inc., 3.75%, due 12/01/21	2,985	3,003
eBay, Inc., 2.50%, due 03/09/18	2,945	2,971
American Express Credit Corp., 2.60%, due 09/14/20	2,945	2,970
Medtronic, Inc., 1.50%, due 03/15/18	2,950	2,950
MSCI, Inc., 144A, 4.75%, due 08/01/26 (d)	2,940	2,925
CVS Health Corp., 2.25%, due 08/12/19	2,884	2,900
CHS/Community Health Systems, Inc., 6.875%, due 02/01/22	3,920	2,724
Anthem, Inc., 1.875%, due 01/15/18	2,710	2,711
Ventas Realty , LP REIT, 3.125%, due 06/15/23	2,490	2,444
CHS/Community Health Systems, Inc., 8.00%, due 11/15/19	2,940	2,440
Citigroup, Inc., 2.05%, due 12/07/18	2,098	2,098
S&P Global, Inc., 4.40%, due 02/15/26	1,970	2,084
Live Nation Entertainment, Inc., 144A, 5.375%, due 06/15/22 (d)	2,000	2,070
HCA, Inc., 4.25%, due 10/15/19	1,990	2,070
The Gap, Inc., 5.95%, due 04/12/21	1,965	2,068
GLP Capital, LP / GLP Financing II, Inc., 4.375%, due 04/15/21	1,965	2,039
S&P Global, Inc., 3.30%, due 08/14/20	1,970	2,009
CDW LLC / CDW Finance Corp., 5.00%, due 09/01/23	1,990	1,992
S&P Global, Inc., 2.50%, due 08/15/18	1,970	1,986
Goldman Sachs Group, Inc., 2.625%, due 04/25/21	2,000	1,985
Tempur Sealy International, Inc., 5.50%, due 06/15/26	1,965	1,975
Thermo Fisher Scientific, Inc., 3.00%, due 04/15/23	1,970	1,936
Voya Financial, Inc., 3.65%, due 06/15/26	1,960	1,916
Post Holdings, Inc., 144A, 5.00%, due 08/15/26 (d)	2,000	1,915
Zimmer Biomet Holdings, Inc., 2.00%, due 04/01/18	1,815	1,817
Wachovia Corp., 5.75%, due 02/01/18	1,197	1,248
Post Holdings, Inc., 144A, 6.75%, due 12/01/21 (d)	1,000	1,067
Dollar Tree, Inc., 5.25%, due 03/01/20	1,000	1,030
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 144A, 5.00%, due 06/01/24 (d)	1,000	1,021
Tribune Media Co., 5.875%, due 07/15/22	1,000	1,016
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC, 144A, 5.25%, due 06/01/26 (d)	1,000	1,015
The Goldman Sachs Group, Inc., 2.875%, due 02/25/21	1,000	1,005
The Goldman Sachs Group, Inc., 2.55%, due 10/23/19	980	987
Ventas Realty, LP REIT, 3.50%, due 02/01/25	1,000	985
Aflac, Inc., 2.875%, due 10/15/26	980	939
Post Holdings, Inc., 144A, 7.75%, due 03/15/24 (d)	500	555
Total Corporate Bonds (Cost $2,117,307)		2,142,847

GOVERNMENT AND AGENCY SECURITIES — 8.7%
U.S. GOVERNMENT NOTES — 8.4%
1.25%, due 07/15/20, Inflation Indexed	465,299	491,418
1.375%, due 07/15/18, Inflation Indexed	420,907	436,773
2.125%, due 01/15/19, Inflation Indexed	224,472	237,177
1.25%, due 11/30/18	73,725	73,832
1.875%, due 11/30/21	49,785	49,651
2.125%, due 01/31/21	24,570	24,897
1.75%, due 10/31/20	24,570	24,619
0.75%, due 06/30/17	24,585	24,597
		1,362,964
U.S. GOVERNMENT AGENCIES — 0.3%
Federal National Mortgage Association, 1.25%, due 09/27/18	24,680	24,691

	Par Value	Value

Fixed Income — 22.1% (cont.)

Government and Agency Securities — 8.7% (cont.)
U.S. Government Agencies — 0.3% (cont.)
Federal Farm Credit Banks, 1.68%, due 08/16/21	$17,165	$16,628
		41,319
Total Government and Agency Securities (Cost $1,356,919)		1,404,283

CONVERTIBLE BOND — 0.1%
Chesapeake Energy Corp., 144A, 5.50%, due 09/15/26 (d) (Cost $9,623)	9,940	10,760
TOTAL FIXED INCOME — 22.1% (Cost $3,483,849)		3,557,890

SHORT TERM INVESTMENTS— 17.5%

COMMERCIAL PAPER — 12.9%
Toyota Motor Credit Corp., 0.52% - 0.78%, due 01/09/17 - 02/03/17 (h)	373,675	373,552
MetLife Short Term Funding LLC, 144A, 0.58% - 0.78%, due 01/05/17 - 02/02/17 (d) (h)	363,000	362,872
General Mills, Inc., 144A, 0.66% - 0.93%, due 01/03/17 - 01/27/17 (d) (h)	328,250	328,173
Kraft Food Group, Inc., 144A, 0.91% - 1.17%, due 01/03/17 - 02/06/17 (d) (h)	282,850	282,720
BMW US Capital LLC, 144A, 0.48% - 0.71%, due 01/03/17 - 01/20/17 (d) (h)	247,475	247,450
American Honda Finance Corp., 0.61% - 0.76%, due 01/09/17 - 02/16/17 (h)	188,845	188,747
Schlumberger Holdings Corp., 144A, 1.02% - 1.17%, due 02/02/17 - 03/01/17 (d) (h)	149,500	149,297
Anthem, Inc., 144A, 0.91% - 0.96%, due 01/17/17 - 02/14/17 (d) (h)	99,700	99,619
John Deere Capital Co., 144A, 0.62%, due 01/06/17 (d) (h)	50,000	49,996
Total Commercial Paper (Cost $2,082,426)		2,082,426

REPURCHASE AGREEMENT — 3.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.10% dated 12/30/16 due 01/03/17, repurchase price $550,237, collateralized by United States Treasury Bonds, 3.375% - 3.625%, due 08/15/43 - 05/15/44, aggregate value plus accrued interest of $561,237 (Cost: $550,231)	550,231	550,231

U.S. GOVERNMENT BILLS — 0.6%
United States Treasury Bill, 0.46%, due 02/16/17 (h) (Cost $99,442)	99,500	99,442

CORPORATE BONDS — 0.6%
Bank of America Corp., 1.70%, due 08/25/17	41,521	41,576
Citigroup, Inc., 1.35%, due 03/10/17	22,893	22,898
The Bear Stearns Cos. LLC, 5.55%, due 01/22/17	13,678	13,713
Capital One Bank USA NA, 1.20%, due 02/13/17	5,350	5,350
Kraft Heinz Foods Co., 2.25%, due 06/05/17	4,030	4,043
Total Corporate Bonds (Cost $87,594)		87,580
TOTAL SHORT TERM INVESTMENTS — 17.5% (Cost $2,819,693)		2,819,679
TOTAL INVESTMENTS — 100.4% (Cost $12,134,269)		16,184,447
Foreign Currencies (Cost $0) — 0.0% (i)		0	(j)
Liabilities In Excess of Other Assets — (0.4)%		(63,800)
NET ASSETS — 100.0%		$16,120,647

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.
(e)	Security is in default.
(f)	Floating Rate Note. Rate shown is as of December 31, 2016.
(g)	Security is perpetual and has no stated maturity date.
(h)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(i)	Amount rounds to less than 0.1%.
(j)	Amount rounds to less than $1,000.
Abbreviations:
REIT: Real Estate Investment Trust

OAKMARK GLOBAL FUND

Global Diversification —December 31, 2016 (Unaudited)

			% of Equity Investments
North America 44.0%
		United States	44.0%
Europe 39.7%
		United Kingdom	15.1%
		Switzerland	12.2%
	*	Germany	10.8%
	*	Netherlands	1.6%
Asia 10.8%
		Japan	7.0%
		China	2.4%
		South Korea	1.4%
Australasia 3.2%
		Australia	3.2%
Latin America 2.3%
		Mexico	2.3%

*	Euro currency countries comprise 12.4% of equity investments.

Oakmark Global Fund	December 31, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value

COMMON STOCKS— 97.2%
FINANCIALS — 27.2%
BANKS — 13.4%
Lloyds Banking Group PLC (United Kingdom)	154,493	$119,017
Diversified Banks
Bank of America Corp. (United States)	5,041	111,395
Diversified Banks
Citigroup, Inc. (United States)	1,652	98,196
Diversified Banks
		328,608
DIVERSIFIED FINANCIALS — 9.7%
Credit Suisse Group AG (Switzerland)	7,299	104,718
Diversified Capital Markets
Julius Baer Group, Ltd. (Switzerland)	1,821	80,861
Asset Management & Custody Banks
Daiwa Securities Group, Inc. (Japan)	8,434	51,979
Investment Banking & Brokerage
		237,558
INSURANCE — 4.1%
Allianz SE (Germany)	605	100,036
Multi-line Insurance
		666,202
INFORMATION TECHNOLOGY — 22.2%
SOFTWARE & SERVICES — 12.3%
Alphabet, Inc., Class C (United States) (a)	126	97,295
Internet Software & Services
MasterCard, Inc., Class A (United States)	767	79,151
Data Processing & Outsourced Services
Oracle Corp. (United States)	1,763	67,780
Systems Software
Baidu, Inc. (China) (a) (b)	353	58,004
Internet Software & Services
		302,230
TECHNOLOGY HARDWARE & EQUIPMENT — 9.9%
TE Connectivity, Ltd. (United States)	1,508	104,474
Electronic Manufacturing Services
Itron, Inc. (United States) (a)	652	41,003
Electronic Equipment & Instruments
Hirose Electric Co., Ltd. (Japan)	298	36,971
Electronic Components
Samsung Electronics Co., Ltd. (South Korea)	23	34,897
Technology Hardware, Storage & Peripherals
OMRON Corp. (Japan)	618	23,696
Electronic Components
		241,041
		543,271
CONSUMER DISCRETIONARY — 21.0%
AUTOMOBILES & COMPONENTS — 10.3%
General Motors Co. (United States)	2,919	101,695
Automobile Manufacturers
Daimler AG (Germany)	1,296	96,471
Automobile Manufacturers
Toyota Motor Corp. (Japan)	910	53,570
Automobile Manufacturers
		251,736
MEDIA — 6.6%
The Interpublic Group of Cos., Inc. (United States)	3,089	72,317
Advertising
Grupo Televisa SAB (Mexico) (b)	2,593	54,176
Broadcasting
Live Nation Entertainment, Inc. (United States) (a)	1,382	36,749
Movies & Entertainment
		163,242
RETAILING — 2.1%
CarMax, Inc. (United States) (a)	788	50,752
Automotive Retail
CONSUMER DURABLES & APPAREL — 2.0%
Cie Financiere Richemont SA (Switzerland)	756	50,083
Apparel, Accessories & Luxury Goods
		515,813
INDUSTRIALS — 16.3%
CAPITAL GOODS — 13.7%
CNH Industrial N.V. (United Kingdom)	14,327	124,651
Agricultural & Farm Machinery
MTU Aero Engines AG (Germany)	537	62,009
Aerospace & Defense
Travis Perkins PLC (United Kingdom)	3,341	59,787
Trading Companies & Distributors
USG Corp. (United States) (a)	1,846	53,324
Building Products
Koninklijke Philips N.V. (Netherlands)	1,222	37,315
Industrial Conglomerates
		337,086
TRANSPORTATION — 2.6%
Union Pacific Corp. (United States)	605	62,716
Railroads
		399,802
MATERIALS — 5.3%
Incitec Pivot, Ltd. (Australia)	29,170	75,783
Diversified Chemicals
LafargeHolcim, Ltd. (Switzerland)	1,035	54,527
Construction Materials
		130,310

	Shares	Value

Common Stocks — 97.2% (cont.)
CONSUMER STAPLES — 2.3%
FOOD, BEVERAGE & TOBACCO — 2.3%
Diageo PLC (United Kingdom)	2,170	$56,438
Distillers & Vintners
ENERGY — 1.9%
National Oilwell Varco, Inc. (United States)	1,251	46,822
Oil & Gas Equipment & Services
HEALTH CARE — 1.0%
HEALTH CARE EQUIPMENT & SERVICES — 1.0%
Tenet Healthcare Corp. (United States) (a)	1,729	25,659
Health Care Facilities
TOTAL COMMON STOCKS — 97.2% (Cost $1,920,337)		2,384,317

	Par Value	Value

SHORT TERM INVESTMENT— 2.6%

REPURCHASE AGREEMENT — 2.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.10% dated 12/30/16 due 01/03/17, repurchase price $64,796, collateralized by a United States Treasury Bond, 3.375%, due 05/15/44, value plus accrued interest of $66,093 (Cost: $64,795)	$64,795	64,795
TOTAL SHORT TERM INVESTMENTS — 2.6% (Cost $64,795)		64,795
TOTAL INVESTMENTS — 99.8% (Cost $1,985,132)		2,449,112
Foreign Currencies (Cost $0) — 0.0% (c)		0	(d)
Other Assets In Excess of Liabilities — 0.2%		3,727
TOTAL NET ASSETS — 100.0%		$2,452,839

(a)	Non-income producing security
(b)	Sponsored American Depositary Receipt
(c)	Amount rounds to less than 0.1%.
(d)	Amount rounds to less than $1,000.

OAKMARK GLOBAL SELECT FUND

Global Diversification —December 31, 2016 (Unaudited)

			% of Equity Investments
North America 51.7%
		United States	51.7%
Europe 44.9%
		Switzerland	17.9%
		United Kingdom	15.0%
	*	France	6.7%
	*	Germany	5.3%
Asia 3.4%
		South Korea	3.4%

*	Euro currency countries comprise 12.0% of equity investments.

Oakmark Global Select Fund	December 31, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value

COMMON STOCKS— 94.6%
FINANCIALS — 28.3%
BANKS — 17.0%
Bank of America Corp. (United States)	6,737	$148,887
Diversified Banks
Citigroup, Inc. (United States)	1,881	111,788
Diversified Banks
Lloyds Banking Group PLC (United Kingdom)	141,558	109,053
Diversified Banks
		369,728
DIVERSIFIED FINANCIALS — 5.8%
Credit Suisse Group AG (Switzerland)	8,758	125,650
Diversified Capital Markets
INSURANCE — 5.5%
American International Group, Inc. (United States)	1,847	120,628
Multi-line Insurance
		616,006
INFORMATION TECHNOLOGY — 23.7%
SOFTWARE & SERVICES — 15.2%
Alphabet, Inc., Class C (United States) (a)	176	136,130
Internet Software & Services
MasterCard, Inc., Class A (United States)	972	100,328
Data Processing & Outsourced Services
Oracle Corp. (United States)	2,450	94,202
Systems Software
		330,660
TECHNOLOGY HARDWARE & EQUIPMENT — 8.5%
TE Connectivity, Ltd. (United States)	1,654	114,582
Electronic Manufacturing Services
Samsung Electronics Co., Ltd. (South Korea)	47	69,989
Technology Hardware, Storage & Peripherals
		184,571
		515,231
CONSUMER DISCRETIONARY — 13.5%
CONSUMER DURABLES & APPAREL — 8.5%
Cie Financiere Richemont SA (Switzerland)	1,559	103,291
Apparel, Accessories & Luxury Goods
Kering (France)	367	82,313
Apparel, Accessories & Luxury Goods
		185,604
AUTOMOBILES & COMPONENTS — 5.0%
Daimler AG (Germany)	1,468	109,305
Automobile Manufacturers
		294,909
INDUSTRIALS — 13.1%
CAPITAL GOODS — 11.2%
CNH Industrial N.V. (United Kingdom)	14,531	126,418
Agricultural & Farm Machinery
General Electric Co. (United States)	3,750	118,500
Industrial Conglomerates
		244,918
TRANSPORTATION — 1.9%
Kuehne + Nagel International AG (Switzerland)	306	40,421
Marine
		285,339
CONSUMER STAPLES — 5.9%
FOOD, BEVERAGE & TOBACCO — 5.9%
Diageo PLC (United Kingdom)	2,789	72,535
Distillers & Vintners
Danone SA (France)	879	55,675
Packaged Foods & Meats
		128,210
ENERGY — 5.5%
Apache Corp. (United States)	1,890	119,958
Oil & Gas Exploration & Production
MATERIALS — 4.6%
LafargeHolcim, Ltd. (Switzerland)	1,900	100,117
Construction Materials
TOTAL COMMON STOCKS — 94.6% (Cost $1,808,219)		2,059,770

	Par Value	Value

SHORT TERM INVESTMENTS— 4.9%

REPURCHASE AGREEMENT — 4.9%
Fixed Income Clearing Corp. Repurchase Agreement, 0.10% dated 12/30/16 due 01/03/17, repurchase price $107,243, collateralized by a United States Treasury Bond, 3.625%, due 08/15/43, value plus accrued interest of $109,392 (Cost: $107,242)	$107,242	107,242
TOTAL SHORT TERM INVESTMENTS — 4.9% (Cost $107,242)		107,242
TOTAL INVESTMENTS — 99.5% (Cost $1,915,461)		2,167,012
Foreign Currencies (Cost $0) — 0.0% (b)		0	(c)
Other Assets In Excess of Liabilities — 0.5%		10,898
TOTAL NET ASSETS — 100.0%		$2,177,910

(a)	Non-income producing security
(b)	Amount rounds to less than 0.1%.
(c)	Amount rounds to less than $1,000.

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2016 (Unaudited)

			% of Equity Investments
Europe 75.5%
		United Kingdom	18.1%
		Switzerland	16.7%
	*	France	15.0%
	*	Germany	10.1%
	*	Italy	5.1%
	*	Netherlands	5.0%
		Sweden	4.4%
	*	Ireland	1.1%
Asia 16.7%
		Japan	9.3%
		China	2.0%
		Indonesia	1.8%
		Hong Kong	1.5%
		South Korea	1.2%
		India	0.6%
		Taiwan	0.3%
Australasia 3.9%
		Australia	3.9%
North America 1.9%
		United States	1.9%
Latin America 1.9%
		Mexico	1.9%
Middle East 0.1%
		Israel	0.1%

*	Euro currency countries comprise 36.3% of equity investments.

Oakmark International Fund	December 31, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value

COMMON STOCKS— 96.3%
FINANCIALS — 30.9%
BANKS — 14.2%
Lloyds Banking Group PLC (United Kingdom)	1,279,524	$985,711
Diversified Banks
BNP Paribas SA (France)	14,109	899,310
Diversified Banks
Intesa Sanpaolo SpA (Italy)	347,033	886,229
Diversified Banks
Bank Mandiri Persero Tbk PT (Indonesia)	514,876	442,360
Diversified Banks
Royal Bank of Scotland Group PLC (United Kingdom) (a)	140,225	388,139
Diversified Banks
		3,601,749
DIVERSIFIED FINANCIALS — 11.5%
Credit Suisse Group AG (Switzerland)	60,303	865,193
Diversified Capital Markets
EXOR N.V. (Netherlands) (b)	14,058	606,427
Multi-Sector Holdings
AMP, Ltd. (Australia)	135,929	494,391
Other Diversified Financial Services
Daiwa Securities Group, Inc. (Japan)	79,204	488,134
Investment Banking & Brokerage
Schroders PLC (United Kingdom)	11,263	416,130
Asset Management & Custody Banks
Nomura Holdings, Inc. (Japan)	5,982	35,272
Investment Banking & Brokerage
Schroders PLC, Non-Voting (United Kingdom)	31	865
Asset Management & Custody Banks
		2,906,412
INSURANCE — 5.2%
Allianz SE (Germany)	5,209	860,789
Multi-line Insurance
Willis Towers Watson PLC (United States)	3,811	466,037
Insurance Brokers
		1,326,826
		7,834,987
CONSUMER DISCRETIONARY — 26.2%
AUTOMOBILES & COMPONENTS — 12.3%
Daimler AG (Germany)	11,248	837,317
Automobile Manufacturers
Honda Motor Co., Ltd. (Japan)	21,281	621,824
Automobile Manufacturers
Toyota Motor Corp. (Japan)	9,295	546,992
Automobile Manufacturers
Continental AG (Germany)	2,637	509,960
Auto Parts & Equipment
Valeo SA (France)	6,126	352,133
Auto Parts & Equipment
Bayerische Motoren Werke AG (Germany)	2,706	252,802
Automobile Manufacturers
		3,121,028
CONSUMER DURABLES & APPAREL — 8.6%
Cie Financiere Richemont SA (Switzerland)	8,075	534,861
Apparel, Accessories & Luxury Goods
Swatch Group AG, Bearer Shares (Switzerland)	1,567	487,195
Apparel, Accessories & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SA (France)	2,140	408,724
Apparel, Accessories & Luxury Goods
Kering (France)	1,767	396,703
Apparel, Accessories & Luxury Goods
Prada SpA (Italy)	105,083	356,397
Apparel, Accessories & Luxury Goods
		2,183,880
RETAILING — 2.0%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	18,423	512,424
Apparel Retail
MEDIA — 1.9%
Grupo Televisa SAB (Mexico) (c)	21,641	452,079
Broadcasting
WPP PLC (United Kingdom)	1,021	22,841
Advertising
		474,920
CONSUMER SERVICES — 1.4%
Melco Crown Entertainment, Ltd. (Hong Kong) (c)	22,827	362,953
Casinos & Gaming
		6,655,205
INDUSTRIALS — 18.3%
CAPITAL GOODS — 13.1%
CNH Industrial N.V. (United Kingdom) (b)	94,700	823,903
Agricultural & Farm Machinery
Ashtead Group PLC (United Kingdom)	25,002	486,833
Trading Companies & Distributors
SKF AB, Class B (Sweden) (b)	24,206	445,292
Industrial Machinery
Safran SA (France)	5,095	366,918
Aerospace & Defense
Koninklijke Philips N.V. (Netherlands)	11,580	353,514
Industrial Conglomerates
Meggitt PLC (United Kingdom) (b)	39,624	223,944
Aerospace & Defense
Komatsu, Ltd. (Japan)	9,315	211,005
Construction Machinery & Heavy Trucks
Smiths Group PLC (United Kingdom)	11,152	194,618
Industrial Conglomerates
Atlas Copco AB, Series B (Sweden)	4,404	120,175
Industrial Machinery
Wolseley PLC (United Kingdom)	1,659	101,432
Trading Companies & Distributors
		3,327,634

	Shares	Value

Common Stocks — 96.3% (cont.)
Industrials — 18.3% (cont.)
COMMERCIAL & PROFESSIONAL SERVICES — 3.8%
Bureau Veritas SA (France) (b)	22,425	$434,585
Research & Consulting Services
G4S PLC (United Kingdom) (b)	95,612	276,906
Security & Alarm Services
Experian PLC (Ireland)	13,605	263,906
Research & Consulting Services
		975,397
TRANSPORTATION — 1.4%
Kuehne + Nagel International AG (Switzerland)	2,604	344,186
Marine
		4,647,217
MATERIALS — 8.8%
Glencore PLC (Switzerland)	316,599	1,082,153
Diversified Metals & Mining
LafargeHolcim, Ltd. (Switzerland)	10,248	539,901
Construction Materials
Orica, Ltd. (Australia) (b)	36,715	468,442
Commodity Chemicals
Akzo Nobel NV (Netherlands)	2,337	146,126
Specialty Chemicals
		2,236,622
CONSUMER STAPLES — 5.9%
FOOD, BEVERAGE & TOBACCO — 5.9%
Diageo PLC (United Kingdom)	18,948	492,711
Distillers & Vintners
Danone SA (France)	6,962	441,177
Packaged Foods & Meats
Pernod Ricard SA (France)	3,102	336,176
Distillers & Vintners
Nestle SA (Switzerland)	3,215	230,605
Packaged Foods & Meats
		1,500,669
INFORMATION TECHNOLOGY — 5.6%
SOFTWARE & SERVICES — 2.6%
Baidu, Inc. (China) (a) (c)	3,061	503,177
Internet Software & Services
Infosys, Ltd. (India) (c)	9,722	144,179
IT Consulting & Other Services
Check Point Software Technologies, Ltd. (Israel) (a)	217	18,285
Systems Software
		665,641
TECHNOLOGY HARDWARE & EQUIPMENT — 2.2%
Samsung Electronics Co., Ltd. (South Korea)	197	293,385
Technology Hardware, Storage & Peripherals
OMRON Corp. (Japan)	6,611	253,674
Electronic Components
		547,059
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
ASML Holding NV (Netherlands)	1,159	130,085
Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	12,074	67,996
Semiconductors
		198,081
		1,410,781
HEALTH CARE — 0.6%
HEALTH CARE EQUIPMENT & SERVICES — 0.5%
Olympus Corp. (Japan)	3,396	117,375
Health Care Equipment
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.1%
Sanofi (France)	453	36,686
Pharmaceuticals
		154,061
TOTAL COMMON STOCKS — 96.3% (Cost $23,216,253)		24,439,542

	Par Value	Value

SHORT TERM INVESTMENTS— 3.5%

REPURCHASE AGREEMENT — 1.7%
Fixed Income Clearing Corp. Repurchase Agreement, 0.10% dated 12/30/16 due 01/03/17, repurchase price $421,843, collateralized by United States Treasury Bonds, 3.125% - 3.625%, due 02/15/43 - 08/15/43, aggregate value plus accrued interest of $430,277 (Cost: $421,838)	$421,838	421,838

U.S. GOVERNMENT BILLS — 1.6%
United States Treasury Bills, 0.32% - 0.48%, due 01/05/17 - 01/26/17 (d) (Cost $399,941)	400,000	399,941

COMMERCIAL PAPER — 0.2%
Toyota Motor Credit Corp., 0.68%, due 01/25/17 (d) (Cost $49,978)	50,000	49,978
TOTAL SHORT TERM INVESTMENTS — 3.5% (Cost $871,757)		871,757
TOTAL INVESTMENTS — 99.8% (Cost $24,088,010)		25,311,299
Foreign Currencies (Cost $1) — 0.0% (e)		1
Other Assets In Excess of Liabilities — 0.2%		54,483
TOTAL NET ASSETS — 100.0%		$25,365,783

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.
(e)	Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —December 31, 2016 (Unaudited)

			% of Equity Investments
Europe 61.7%
		United Kingdom	17.7%
		Switzerland	15.3%
	*	Finland	7.3%
	*	Italy	5.0%
		Norway	3.0%
	*	Spain	3.0%
	*	Germany	2.6%
	*	France	2.4%
	*	Netherlands	2.3%
		Denmark	1.6%
	*	Greece	1.5%
Asia 20.6%
		Japan	7.9%
		South Korea	6.5%
		Hong Kong	4.6%
		Indonesia	1.3%
		China	0.3%
Australasia 10.8%
		Australia	7.8%
		New Zealand	3.0%
North America 5.1%
		Canada	3.6%
		United States	1.5%
Latin America 1.8%
		Brazil	1.8%

*	Euro currency countries comprise 24.1% of equity investments.

Oakmark International Small Cap Fund	December 31, 2016 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value

COMMON STOCKS— 96.2%
INDUSTRIALS — 40.0%
CAPITAL GOODS — 18.9%
Konecranes OYJ (Finland)	2,128	$75,672
Industrial Machinery
MTU Aero Engines AG (Germany)	506	58,484
Aerospace & Defense
Travis Perkins PLC (United Kingdom)	2,665	47,694
Trading Companies & Distributors
Morgan Advanced Materials PLC (United Kingdom)	13,270	46,674
Industrial Machinery
Bucher Industries AG (Switzerland)	186	45,782
Construction Machinery & Heavy Trucks
Metso OYJ (Finland)	1,583	45,149
Industrial Machinery
Sulzer AG (Switzerland)	394	40,665
Industrial Machinery
Melrose Industries PLC (United Kingdom)	10,676	26,019
Heavy Electrical Equipment
Wajax Corp. (Canada) (b)	1,071	18,386
Trading Companies & Distributors
Finning International, Inc. (Canada)	859	16,828
Trading Companies & Distributors
dormakaba Holding AG (Switzerland)	11	8,411
Building Products
Interpump Group SpA (Italy)	181	2,956
Industrial Machinery
		432,720
COMMERCIAL & PROFESSIONAL SERVICES — 16.1%
IWG PLC (Switzerland)	28,376	86,029
Office Services & Supplies
Applus Services SA (Spain)	6,409	65,101
Research & Consulting Services
Pagegroup PLC (United Kingdom)	11,849	57,023
Human Resource & Employment Services
Mitie Group PLC (United Kingdom)	17,195	47,554
Environmental & Facilities Services
Randstad Holding N.V. (Netherlands)	832	45,118
Human Resource & Employment Services
SThree PLC (United Kingdom)	6,352	24,276
Human Resource & Employment Services
ALS, Ltd. (Australia)	5,210	22,708
Research & Consulting Services
Hays PLC (United Kingdom)	7,693	14,145
Human Resource & Employment Services
Brunel International N.V. (Netherlands)	292	4,731
Human Resource & Employment Services
Cleanaway Waste Management, Ltd. (Australia)	2,774	2,463
Environmental & Facilities Services
		369,148
TRANSPORTATION — 5.0%
DSV AS (Denmark)	773	34,394
Trucking
Panalpina Welttransport Holding AG (Switzerland)	255	31,833
Air Freight & Logistics
Freightways, Ltd. (New Zealand)	5,201	24,389
Air Freight & Logistics
BBA Aviation PLC (United Kingdom)	6,493	22,670
Airport Services
		113,286
		915,154
FINANCIALS — 19.1%
DIVERSIFIED FINANCIALS — 12.9%
Julius Baer Group, Ltd. (Switzerland)	1,853	82,292
Asset Management & Custody Banks
Azimut Holding SPA (Italy) (c)	4,594	76,695
Asset Management & Custody Banks
Aberdeen Asset Management PLC (United Kingdom)	15,380	48,770
Asset Management & Custody Banks
Element Fleet Management Corp. (Canada)	4,893	45,404
Specialized Finance
EFG International AG (Switzerland)	6,938	41,968
Asset Management & Custody Banks
		295,129
BANKS — 6.2%
BNK Financial Group, Inc. (South Korea)	11,172	80,287
Regional Banks
DGB Financial Group, Inc. (South Korea)	7,636	61,770
Regional Banks
		142,057
		437,186
INFORMATION TECHNOLOGY — 10.3%
SOFTWARE & SERVICES — 6.0%
Atea ASA (Norway) (a) (b)	7,201	66,291
IT Consulting & Other Services
Totvs SA (Brazil)	5,346	39,487
Systems Software
Otsuka Corp. (Japan)	696	32,505
IT Consulting & Other Services
		138,283
TECHNOLOGY HARDWARE & EQUIPMENT — 4.3%
Ingenico Group SA (France)	675	53,933
Electronic Equipment & Instruments
Hirose Electric Co., Ltd. (Japan)	357	44,198
Electronic Components
		98,131
		236,414

	Shares	Value

Common Stocks — 96.2% (cont.)
CONSUMER DISCRETIONARY — 8.5%
MEDIA — 3.3%
SKY Network Television, Ltd. (New Zealand)	12,871	$40,684
Cable & Satellite
Hakuhodo DY Holdings, Inc. (Japan)	2,780	34,256
Advertising
		74,940
CONSUMER SERVICES — 3.0%
Melco International Development, Ltd. (Hong Kong)	50,089	68,081
Casinos & Gaming
RETAILING — 1.4%
Hengdeli Holdings, Ltd. (Hong Kong) (a)	220,421	32,120
Specialty Stores
AUTOMOBILES & COMPONENTS — 0.5%
Ferrari N.V. (Italy)	209	12,172
Automobile Manufacturers
CONSUMER DURABLES & APPAREL — 0.3%
Cosmo Lady China Holdings Co., Ltd. (China)	17,876	6,916
Apparel, Accessories & Luxury Goods
		194,229
MATERIALS — 7.1%
Incitec Pivot, Ltd. (Australia)	34,876	90,605
Diversified Chemicals
Outotec OYJ (Finland) (a)	7,452	39,161
Diversified Metals & Mining
Titan Cement Co. SA (Greece)	1,398	32,816
Construction Materials
		162,582
HEALTH CARE — 4.7%
HEALTH CARE EQUIPMENT & SERVICES — 3.3%
Primary Health Care, Ltd. (Australia)	17,336	51,044
Health Care Services
Amplifon S.p.A. (Italy)	1,857	17,690
Health Care Distributors
Ansell, Ltd. (Australia)	319	5,692
Health Care Supplies
		74,426
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.4%
QIAGEN N.V. (United States) (a)	1,158	32,444
Life Sciences Tools & Services
		106,870
CONSUMER STAPLES — 2.8%
FOOD & STAPLES RETAILING — 2.8%
Sugi Holdings Co., Ltd. (Japan)	1,325	63,028
Drug Retail
REAL ESTATE — 2.4%
LSL Property Services PLC (United Kingdom) (b)	10,413	29,581
Real Estate Services
Countrywide PLC (United Kingdom) (b)	11,145	24,208
Real Estate Services
		53,789
TELECOMMUNICATION SERVICES — 1.3%
Tower Bersama Infrastructure Tbk PT (Indonesia)	79,967	29,559
Integrated Telecommunication Services
TOTAL COMMON STOCKS — 96.2% (Cost $2,352,245)		2,198,811

	Par Value	Value

SHORT TERM INVESTMENTS— 3.2%

REPURCHASE AGREEMENT — 3.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.10% dated 12/30/16 due 01/03/17, repurchase price $73,844, collateralized by a United States Treasury Bond, 3.375%, due 05/15/44, value plus accrued interest of $75,323 (Cost: $73,843)	$73,843	73,843
TOTAL SHORT TERM INVESTMENTS — 3.2% (Cost $73,843)		73,843
TOTAL INVESTMENTS — 99.4% (Cost $2,426,088)		2,272,654
Foreign Currencies (Cost $20) — 0.0% (d)		20
Other Assets In Excess of Liabilities — 0.6%		12,569
TOTAL NET ASSETS — 100.0%		$2,285,243

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	A portion of the security out on loan.
(d)	Amount rounds to less than 0.1%.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Organization

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991 and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market System.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the mean of the most recent bid and asked quotations.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Adviser’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the assumptions of Harris Associates L.P. (the “Adviser”) based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and level 2 at the end of the reporting cycle. At December 31, 2016, there were no transfers between level 1 and level 2 securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$15,211,893	$0	$0
Short Term Investments	0	904,171	0
Total	$15,211,893	$904,171	$0

Select
Common Stocks	$5,167,359	$0	$0
Short Term Investments	0	344,698	0
Total	$5,167,359	$344,698	$0

Equity and Income
Common Stocks	$9,806,878	$0	$0
Government and Agency Securities	0	1,404,283	0
Corporate Bonds	0	2,142,847	0
Convertible Bonds	0	10,760	0
Short Term Investments	0	2,819,679	0
Total	$9,806,878	$6,377,569	$0

Global
Common Stocks	$2,384,317	$0	$0
Short Term Investments	0	64,795	0
Forward Foreign Currency Contracts - Assets	0	4,488	0
Total	$2,384,317	$69,283	$0

Global Select
Common Stocks	$2,059,770	$0	$0
Short Term Investments	0	107,242	0
Forward Foreign Currency Contracts - Assets	0	4,358	0
Total	$2,059,770	$111,600	$0

International
Common Stocks	$24,439,542	$0	$0
Short Term Investments	0	871,757	0
Forward Foreign Currency Contracts - Assets	0	39,873	0
Total	$24,439,542	$911,630	$0

Int’l Small Cap
Common Stocks	$2,198,811	$0	$0
Short Term Investments	0	73,843	0
Forward Foreign Currency Contracts - Assets	0	3,991	0
Total	$2,198,811	$77,834	$0

Foreign currency translations

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2016 Global, Global Select, International, and Int’l Small Cap held non-collateralized, forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), as follows (in thousands):

Global

	Local Contract Amount	Settlement Date	Valuation at 12/31/16	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Swiss Franc	13,547	03/15/17	$13,371	$140
			$13,371	$140
Foreign Currency Sold:
Australian Dollar	10,005	06/21/17	$7,190	$125
Swiss Franc	83,583	03/15/17	82,500	4,223
			$89,690	$4,348

During the period ended December 31, 2016 the notional value of forward foreign currency contracts opened for Global were $7,314 and the notional value of settled contracts was $21,897 (in thousands).

Global Select

	Local Contract Amount	Settlement Date	Valuation at 12/31/16	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	86,263	03/15/17	$85,145	$4,358
			$85,145	$4,358

During the period ended December 31, 2016 there were no forward foreign currency contracts opened or settled for Global Select.

International

	Local Contract Amount	Settlement Date	Valuation at 12/31/16	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	128,544	06/21/17	$92,376	$1,600
Swiss Franc	757,502	03/15/17	747,689	38,273
			$840,065	$39,873

During the period ended December 31, 2016 the notional value of forward foreign currency contracts opened for International were $93,976 and the notional value of settled contracts was $76,659 (in thousands).

Int’l Small Cap

	Local Contract Amount	Settlement Date	Valuation at 12/31/16	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Swiss Franc	10,977	03/15/17	$10,835	$114
			$10,835	$114
Foreign Currency Sold:
Australian Dollar	23,836	06/21/17	$17,129	$296
Swiss Franc	70,874	03/15/17	69,956	3,581
			$87,085	$3,877

During the period ended December 31, 2016 the notional value of forward foreign currency contracts opened for Int’l Small Cap were $17,426 and the notional value of settled contracts was $34,376 (in thousands).

Short sales

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. Each Fund may sell shares of when-issued securities. Typically, a Fund sells when-issued securities when a company announces a spin-off or re-organization, and the post-spin-off or post-re-organization shares begin trading on a when-issued basis prior to the effective date of the corporate action. A sale of a when-issued security is treated as a short sale for accounting purposes. After the effective date, when shares of the new company are received, any shares sold on a when-issued basis will be delivered to the counterparty. At December 31, 2016 none of the Funds had short sales.

When-issued or delayed-delivery securities

Each Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if the Adviser deems it advisable for investment reasons. At December 31, 2016 none of the Funds held when-issued securities.

Accounting for options

When a Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current fair value. Options written by the Fund do not give rise to counterparty credit risk, as they obligate the Fund, not its counterparties, to perform.

When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased.  Purchasing call options tends to increase the Fund’s exposure to the underlying instrument.  Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument.  Premiums paid for purchasing options that expire are treated as realized losses.  Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.  The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of OTC derivatives, the failure of the counterparty to honor its obligation under the contract.

Oakmark wrote put options during the period ended December 31, 2016, as follows (in thousands):

Oakmark

	Number of Contracts	Premiums
Options outstanding at September 30, 2016	0	$0

Options written	7	1,034

Options exercised	(7)	(1,034)

Options outstanding at December 31, 2016	0	$0

Repurchase agreements

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. The Adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. At December 31, 2016 all of the Funds held repurchase agreements.

Security lending

Each Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasury or agency securities maintained on a current basis in an amount at least equal to the fair value of the securities loaned by a Fund.  The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. There could also be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period. A Fund may not exercise proxy voting rights for a security that is on loan if it is unable to recall the security prior to the record date. The Trust, on behalf of the Funds, has entered into an agreement with State Street to serve as its agent for the purpose of lending securities and maintaining the collateral account.

At December 31, 2016 Int’l Small Cap had securities on loan with a value of $12,346,530, and held as collateral for the loans U.S. Treasury securities with a value of $13,008,371.

Restricted securities

Each Fund may invest in restricted securities, which generally are considered illiquid, but such illiquid securities may not comprise more than 15% of the value of a Fund’s net assets at the time of investment. The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At December 31, 2016 Equity and Income held the following restricted securities:

Equity and Income

Par Value (000)	Security Name	Acquisition Date	Cost (000)	Value (000)	Percentage of Net Assets
$29,500	1011778 BC ULC / New Red Finance, Inc.	09/24/14	$29,500	$30,827	0.19%
20,525	Activision Blizzard, Inc.	09/12/13 - 11/13/15	21,836	22,457	0.14%
99,700	Anthem, Inc.	12/20/16 - 12/28/16	99,619	99,619	0.62%
247,475	BMW US Capital LLC	11/17/16 - 12/21/16	247,450	247,450	1.54%
9,940	Chesapeake Energy Corp.	09/30/16	9,623	10,760	0.07%
37,000	Credit Suisse Group AG	12/04/13 - 06/11/14	37,000	38,199	0.24%
17,665	Diamond 1 Finance Corp. / Diamond 2 Finance Corp.	05/17/16	17,658	18,661	0.12%
4,910	EMI Music Publishing Group North America Holdings, Inc.	05/26/16	4,910	5,303	0.03%
328,250	General Mills, Inc.	12/01/16 - 12/29/16	328,173	328,173	2.04%
5,590	Glencore Finance Canada, Ltd.	06/01/15 - 06/02/15	5,594	5,593	0.03%
44,200	International Game Technology PLC	02/09/15	44,211	47,233	0.29%
50,000	John Deere Capital Co.	11/16/16	49,996	49,996	0.31%
2,000	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC	06/02/16	2,000	2,036	0.01%
282,850	Kraft Food Group, Inc.	11/23/16 - 12/30/16	282,720	282,720	1.75%
6,260	Kraft Heinz Foods Co.	02/17/16 - 02/23/16	6,701	6,753	0.04%
16,935	Live Nation Entertainment, Inc.	08/15/12 - 10/26/16	16,935	17,042	0.11%
2,945	MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc.	04/06/16	2,945	3,085	0.02%
15,795	MSCI, Inc.	08/10/15 - 09/01/16	15,987	16,459	0.10%
363,000	MetLife Short Term Funding LLC	11/28/16 - 12/27/16	362,872	362,872	2.25%
4,920	Penske Truck Leasing Co., LP / PTL Finance Corp.	06/16/15	4,955	4,958	0.03%
3,500	Post Holdings, Inc.	03/12/14 - 07/25/16	3,540	3,537	0.02%
6,970	Principal Life Global Funding II	11/14/16	6,949	6,874	0.04%
6,000	Quintiles IMS, Inc.	09/14/16	6,000	6,015	0.04%
9,810	S&P Global, Inc.	09/19/16	9,729	9,172	0.06%
178,985	Schlumberger Holdings Corp.	12/10/15 - 12/30/16	178,774	179,394	1.11%
6,885	Scientific Games International, Inc.	11/14/14	6,885	7,384	0.05%
8,895	Sirius XM Radio, Inc.	03/04/15 - 03/26/15	9,340	9,251	0.06%
9,970	Six Flags Entertainment Corp.	12/11/12	9,987	10,194	0.06%
20,765	The Howard Hughes Corp.	09/27/13	21,350	21,882	0.14%
5,935	The Manitowoc Co., Inc.	02/08/16	6,043	6,543	0.04%
57,474	Ultra Petroleum Corp.	04/11/14 - 10/28/14	58,083	53,647	0.33%
42,075	Universal Health Services, Inc.	01/14/16 - 11/09/16	42,336	42,069	0.26%
13,675	WESCO Distribution, Inc.	06/02/16 - 06/03/16	13,675	13,709	0.09%
6,870	Wolverine World Wide, Inc.	09/16/16 - 09/17/16	6,870	6,612	0.04%
				1,976,479	12.27%

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended December 31, 2016. Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands):

Schedule of Transactions with Affiliated Issuers

Equity and Income

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2016	Value December 31, 2016

Kate Spade & Co.	6,869	$18,130	$0	$0	$98,018	$128,242
TOTALS		$18,130	$0	$0	$98,018	$128,242

Schedule of Transactions with Affiliated Issuers

International

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2016	Value December 31, 2016

Bureau Veritas SA	22,425	$107,290	$0	$0	$362,020	$434,585
CNH Industrial N.V.	94,700	0	3,676	0	681,094	823,903
EXOR N.V.	14,058	2	0	0	569,299	606,427
G4S PLC	95,612	0	3,627	0	285,936	276,906
Meggitt PLC	39,624	12,493	0	0	218,144	223,944
Orica, Ltd.	36,715	7,931	4,306	7,931	424,067	468,442
SKF AB, Class B	24,206	9,310	0	0	408,295	445,292
TOTALS		$137,026	$11,609	$7,931	$2,948,855	$3,279,499

Schedule of Transactions with Affiliated Issuers

Int’l Small Cap

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2016	Value December 31, 2016

Atea ASA	7,201	$0	$1,126	$2,905	$74,190	$66,291
Countrywide PLC	11,145	0	0	0	31,259	24,208
LSL Property Services PLC	10,413	0	0	0	28,817	29,581
Wajax Corp.	1,071	0	1,118	204	12,509	18,386
TOTALS		$0	$2,244	$3,109	$146,775	$138,466

3. FEDERAL INCOME TAXES

At December 31, 2016 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	$10,665,133	$5,548,754	$(97,823)	$5,450,931
Select	3,672,800	1,843,184	(3,927)	1,839,257
Equity and Income	12,136,925	4,101,640	(54,118)	4,047,522
Global	2,009,661	501,334	(61,883)	439,451
Global Select	1,923,301	328,393	(84,682)	243,711
International	24,557,064	2,468,226	(1,713,991)	754,235
Int’l Small Cap	2,450,576	207,431	(385,353)	(177,922)

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer

Date:	February 27, 2017

By:	/s/ John J. Kane
John J. Kane
Principal Financial Officer

Date:	February 27, 2017